Environmental Liabilities and Asset Retirement Obligations Asset Retirement Obligations (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013
Asset Retirement Obligation, Roll Forward Analysis
Balance at beginning of year (current and noncurrent)		$ 29	$ 25
Additions to accrual		11	5
Accretion expense		1	1
Settlements		(2)	(2)
Changes in timing and amount of estimated cash flows		(8)	0
Obligations assumed in Rockies Natural Gas Business	[1]	30	0
Balance at end of year		$ 61	$ 29

[1]	ARO obligations assumed are preliminary and subject to finalization of the appraisal and full evaluation of the obligations.